                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9036
                 ----------------------------------------------

                             SMA Relationship Funds
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                                Bruce Leto, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA 215-564


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

SMA RELATIONSHIP TRUST

SERIES T
SERIES M

ANNUAL REPORT
DECEMBER 31,2003

SMA RELATIONSHIP TRUST SERIES T

February 13, 2004

DEAR SHAREHOLDER,

We present you with the annual report for Series T (the "Fund"), a series of SMA Relationship Trust, for the period since the Fund's inception on October 9, 2003 through December 31, 2003.

PERFORMANCE

For the period from its inception on October 9, 2003 through December 31, 2003, the Fund returned 1.50%. During the same period, its benchmarks, the Lehman Brothers Credit Index and the Lehman Brothers MBS Fixed Rate Index, returned 2.22% and 1.62%, respectively. (Please note that these returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)

AN INTERVIEW WITH PORTFOLIO MANAGER JOSEPH PRATT

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT OVER THE PERIOD?

A. The fixed income markets were relatively stable during the Fund's reporting period. While there were periods of volatility, yields across the curve did not change dramatically. Furthermore, there were indications that the economy was continuing to gain momentum, and that the expansion remained broad-based. Most notably, the third-quarter gross domestic product (GDP) figure far exceeded expectations. In addition, consumer spending was strong, and business capital expenditures rose. Inflation appeared to be under control, factory utilizations were relatively low, and the labor market appeared to be showing signs of improvement.

Q. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. As described in the prospectus, the Fund seeks to achieve its investment objective by investing in two underlying funds: UBS Corporate Bond Relationship Fund and UBS U.S. Securitized Mortgage Relationship Fund.

   Within the mortgage backed sector, there were few opportunities during the relatively stable period. We used this time to make small sector changes aimed at generating incremental value to overall performance. In our opinion, the low interest rate environment and record refinancings have driven the price of mortgage-backed securities down below their intrinsic value. After the Federal Reserve Board reassured the market that short-term rates would not be raised any time soon, the mortgage-backed securities market improved, aiding Fund performance.

[SIDE NOTE]

SMA RELATIONSHIP TRUST SERIES T

INVESTMENT GOAL:

Maximum total return, consisting of income and capital appreciation.

PORTFOLIO MANAGER:

Portfolio Management Team, including Joseph C. Pratt UBS Global Asset Management
(US) Inc.

COMMENCEMENT:

October 9, 2003

DIVIDEND PAYMENTS:

Monthly.

   We were careful with regard to the Fund's credit sector positioning during the period. Despite increased investor interest in corporate bonds, our analysis found the sector was trading at what we considered to be close to fair value. The holdings we owned in this area were clustered more in Baa-rated securities, versus higher quality A-rated and higher bonds. Baas delivered comparatively higher performance during the fourth quarter, which generated positive results.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUND'S PORTFOLIO GOING FORWARD?

A. In recent months, there has been a consistent theme throughout the fixed income markets: Investors have been rewarded for taking on additional risk in the form of either longer duration or lower quality. To this end, the practice of "carry" trade, whereby investors extend the maturity of their credit holdings in order to increase yield, has been particularly popular. The Federal Reserve's accommodative monetary policy has played a key role in keeping the yield curve steep and creating a more attractive environment in which to engage in this type of strategy. However, we feel that the scales are tipped too heavily toward risk tolerance, particularly in the credit sector. The result, in our opinion, is that the corporate bond market is not offering sufficient compensation in longer maturities versus shorter ones, so we have started gradually shifting exposures accordingly. In the mortgage portion of the Fund, we are weighted more in higher coupon securities, also favoring shorter maturities.

We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Joseph A. Varnas                        /s/ Joseph C. Pratt

JOSEPH A. VARNAS                            JOSEPH C. PRATT
PRESIDENT                                   PORTFOLIO MANAGEMENT TEAM MEMBER
SMA Relationship Trust Series T             SMA Relationship Trust Series T
MANAGING DIRECTOR                           EXECUTIVE DIRECTOR
UBS Global Asset Management                 UBS Global Asset Management
  (US) Inc.                                   (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed from its inception on October 9, 2003 through December 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

   Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE
CUMULATIVE RETURNS FOR PERIOD ENDED 12/31/03

                                                                                 CUMULATIVE
                                                                                  10/9/03*
                                                                                     TO
                                                                                  12/31/03
SMA Relationship Trust Series T                                                     1.50%
Lehman Brothers Credit Index                                                        2.22
Lehman Brothers MBS Fixed Rate Index                                                1.62

* Performance inception date of SMA Relationship Trust Series T. All total returns less than 1 year are cumulative returns.
   Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance is not an indication of future results.

SMA RELATIONSHIP TRUST SERIES M

February 13, 2004

DEAR SHAREHOLDER,

We present you with the annual report for Series M (The "Fund"), a series of SMA Relationship Trust, for the period since the Fund's inception on October 8, 2003 through December 31, 2003.

For the period from its inception on October 8, 2003 through December 31, 2003, the Fund returned 1.83%,versus a 2.30% return for its benchmark, the Lehman Brothers Municipal Bond Index. (Please note that these returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT OVER THE
   PERIOD?

A. The fixed income markets were relatively stable during the Fund's reporting period. While there were periods of volatility, yields across the curve did not change dramatically. Furthermore, there were indications that the economy was continuing to gain momentum, and that the expansion remained broad-based. Most notably, the third-quarter gross domestic product (GDP) figure far exceeded expectations. In addition, consumer spending was strong, and business capital expenditures rose. Inflation appeared to be under control, factory utilizations were relatively low, and the labor market appeared to be showing signs of improvement.

Q. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. Given the strengthening economy, a solid housing market and increased consumer confidence, we reduced the Fund's duration during the reporting period. We maintained a barbell structure throughout this time, with an emphasis on cash and an overweight in the seven- to nine-year area of the curve. This proved to be beneficial, as securities with two- to six-year maturities substantially underperformed the long end of the curve. Toward the end of the year, we also found a number of opportunities given the fluctuations in the slope of the curve and as a result of the year-end roll-down of bonds. (Roll-down is a term used to describe the movement of a bond one year closer to its maturity.)

[SIDENOTE]

SMA RELATIONSHIP TRUST SERIES M

INVESTMENT GOAL:

Total return, consisting of capital appreciation and current income exempt from federal income tax.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Elbridge T. Gerry and Andrew Clinton UBS Global Asset Management (US) Inc.

COMMENCEMENT:

October 8, 2003

DIVIDEND PAYMENTS:

Monthly.

   Our sector allocation continued to be largely driven by credit factors. While we remain negative on healthcare bonds and New York state-appropriated securities, we have begun to search for stable insured hospital and New York state conduit authority bonds. This was a result of our decision to further diversify by issuer, and was also based on the relative attractive yields offered by these bonds. We remained underweight in debt backed by tobacco companies, given our credit concerns.

   In terms of individual states, we continued to be underweight in California relative to the benchmark, given that state's many financial issues. There were limited structural opportunities during the period. Having said that, we did find attractive opportunities in select zero coupon bonds. We also continued our disciplined process of searching for securities with structural mispricings.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUND'S PORTFOLIO GOING FORWARD?

   As we look to 2004, we will seek to maintain a short duration position, and to optimize our curve positioning. We intend to monitor the domestic economy closely, looking for clues to the timing and impact of the Federal Reserve Board's next move on interest rates. It is likely that 2004 will be no less challenging than 2003. While the upcoming election and other events will no doubt provide ample distractions for the markets, our hope is to continue to enhance Fund returns in the new year.

We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Joseph A. Varnas                          /s/ Elbridge T. Gerry

JOSEPH A. VARNAS                              ELBRIDGE T. GERRY
PRESIDENT                                     PORTFOLIO MANAGEMENT TEAM MEMBER
SMA Relationship Trust Series M               SMA Relationship Trust Series M
MANAGING DIRECTOR                             MANAGING DIRECTOR
UBS Global Asset Management                   UBS Global Asset Management
 (US) Inc.                                     (US) Inc.

/s/ Andrew I. Clinton

ANDREW I. CLINTON
PORTFOLIO MANAGEMENT TEAM MEMBER
SMA Relationship Trust Series M
EXECUTIVE DIRECTOR
UBS Global Asset Management
 (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed from its inception on October 8, 2003 through December 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

   Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE
CUMULATIVE RETURNS FOR PERIOD ENDED 12/31/03

                                                                                CUMULATIVE
                                                                                 10/8/03*
                                                                                    TO
                                                                                 12/31/03
------------------------------------------------------------------------------------------
SMA Relationship Trust Series M                                                     1.83%
Lehman Brothers Municipal Bond Index                                                2.30
------------------------------------------------------------------------------------------

*  Performance inception date of SMA Relationship Trust Series M.
   All total returns less than 1 year are cumulative returns.
   Total return does not reflect the deductions of taxes that a shareholder would pay on Fund redemptions of Fund shares.

Past performance is not an indication of future results.

SMA RELATIONSHIP TRUST -- SERIES T

Schedule of Investments -- December 31, 2003

                                                                             SHARES            VALUE
--------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--95.67%
UBS Corporate Bond Relationship Fund                                          1,564,886   $   16,157,607
UBS U.S. Securitized Mortgage Relationship Fund                               2,259,452       25,575,411
Total Investment Companies
    (Cost $41,342,678)                                                                        41,733,018
Total Investments--95.67% (Cost $41,342,678)(a)                                               41,733,018
Cash and other assets, less liabilities--4.33%                                                 1,886,773
Net Assets--100.00%                                                                       $   43,619,791
--------------------------------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $41,342,678; and net unrealized appreciation consisted of:

          Gross unrealized appreciation                                       $  390,340
          Gross unrealized depreciation                                               --
                                                                              ----------
            Net unrealized appreciation                                       $  390,340
                                                                              ==========

%  Represents a percentage of net assets.

                 See accompanying notes to financial statements

SMA RELATIONSHIP TRUST -- SERIES M

Schedule of Investments -- December 31, 2003

                                                                              FACE
                                                                             AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--111.56%
ALASKA--2.76%
Valdez, AK Marine Term Revenue Bonds, 0.89%, 06/01/37(b)                 $      600,000   $      600,000

CALIFORNIA--9.36%
California State Department of Water Resources
   Power Supply Revenue Bonds, 0.85%, 05/01/22(b)                               400,000          400,000
California State Department of Water
   Resources Power Supply Revenue Bonds, 5.50%, 05/01/12                        500,000          559,065
Sacramento, CA Municipal Utility District Electric
   Revenue Bonds, 5.00%, 08/15/18                                             1,000,000        1,075,860
Total California                                                                               2,034,925
--------------------------------------------------------------------------------------------------------

COLORADO--2.30%
Colorado Educational & Cultural Facilities Authority
   Revenue Bonds, 0.88%, 09/01/33(b)                                            500,000          500,000
--------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--4.98%
District of Columbia, George Washington University
   Revenue Bonds, 5.00%, 06/01/16                                             1,000,000        1,081,870
--------------------------------------------------------------------------------------------------------
FLORIDA--1.02%
Florida State Department Environmental Protection
   Preservation Revenue Bonds, 5.00%, 07/01/08                                  200,000          222,688
--------------------------------------------------------------------------------------------------------
GEORGIA--6.13%
De Kalb County, GA Water & Sewer Revenue Bonds,
   5.00%, 10/01/19                                                              175,000          187,688
Georgia State General Obligation Bonds,
   5.25%, 04/01/11                                                            1,000,000        1,144,530
Total Georgia                                                                                  1,332,218
--------------------------------------------------------------------------------------------------------

HAWAII--4.12%
Hawaii State General Obligation Bonds,
   5.00%, 04/01/07                                                              400,000          437,564
Hawaii State General Obligation Bonds,
   5.25%, 07/01/20                                                              400,000          457,564
Total Hawaii                                                                                     895,128
--------------------------------------------------------------------------------------------------------

                                                                              FACE
                                                                             AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--(CONTINUED)
ILLINOIS--0.92%
Illinois Development Finance Authority, Revenue Bonds,
   0.88%, 06/01/29(b)                                                    $      200,000   $      200,000

LOUISIANA--0.92%
St. Charles Parish, LA Pollution Control Revenue Bonds,
   0.85%, 10/01/22(b)                                                           200,000          200,000

MARYLAND--10.19%
Maryland State General Obligation Bonds,
   5.00%, 02/01/07                                                            1,000,000        1,093,750
Washington County Suburban Sanitation District
   General Obligation Bonds, 5.25%, 06/01/08                                  1,000,000        1,122,750
Total Maryland                                                                                 2,216,500
--------------------------------------------------------------------------------------------------------

MASSACHUSETTS--8.78%
Massachusetts State General Obligation Bonds,
   6.00%, 02/01/15                                                            1,025,000        1,207,921
Massachusetts State Health & Educational Facilities
   Authority Revenue Bonds, 0.83%, 07/01/10(b)                                  700,000          700,000
Total Massachusetts                                                                            1,907,921
--------------------------------------------------------------------------------------------------------

MICHIGAN--1.84%
University of Michigan Revenue Bonds,
   0.88%, 12/01/21(b)                                                           400,000          400,000

MISSISSIPPI--3.22%
Jackson County, MS Port Facilities Revenue Bonds,
   0.89%, 06/01/23(b)                                                           700,000          700,000

MISSOURI--6.86%
Kansas City, MO School District Building Corp.
   Revenue Bonds, 5.00%, 02/01/07                                             1,000,000        1,090,600
Missouri State Health Educational Facilities Authority
   Revenue Bonds, 0.83%, 02/15/33(b)                                            400,000          400,000
Total Missouri                                                                                 1,490,600
--------------------------------------------------------------------------------------------------------

                                                                              FACE
                                                                             AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--(CONTINUED)
NEBRASKA--4.40%
Nebraska Public Power District Revenue Bonds,
   5.00%, 01/01/07                                                       $      420,000   $      457,279
Sarpy County, NE Hospital Authority No 1
   Revenue Bonds, 0.89%, 07/01/30(b)                                            500,000          500,000
Total Nebraska                                                                                   957,279
--------------------------------------------------------------------------------------------------------

NEW YORK--7.02%
New York State Enviornmental Facilities Corp.
   Revenue Bonds, 5.00%, 07/15/20                                               650,000          691,295
New York, NY General Obligation Bonds,
   0.85%, 08/01/22(b)                                                           400,000          400,000
Port Authority of NY & NJ Special Obligation
   Revenue Bonds, 0.86%, 05/01/19(b)                                            200,000          200,000
Triborough Bridge & Tunnel Authority,
   NY Revenue Bonds, 6.00%, 01/01/12                                            200,000          235,352
Total New York                                                                                 1,526,647
--------------------------------------------------------------------------------------------------------

NORTH CAROLINA--3.61%
University of North Carolina Revenue Bonds,
   5.00%, 12/01/18                                                              725,000          784,464
--------------------------------------------------------------------------------------------------------
OKLAHOMA--0.46%
Tulsa County, OK Industrial Authority Revenue Bonds,
   0.89%, 07/01/32(b)                                                           100,000          100,000
--------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--5.03%
Grand Strand Water & Sewer Authority, SC,
   Revenue Bonds, 5.25%, 06/01/18                                             1,000,000        1,093,030
--------------------------------------------------------------------------------------------------------
TEXAS--16.69%
Cypress-Fairbanks, TX Independent School
   District General Obligation Bonds, 5.25%, 02/15/09                           180,000          202,806
Harris County, TX Health Facilities Development Corp.
   Special Facilities Revenue Bonds, 0.90%, 05/15/29(b)                         700,000          700,000
Houston, TX General Obligation Bonds,
   5.25%, 03/01/07                                                              700,000          769,160
Irving, TX Independent School District General
   Obligation Bonds, 4.67%, 02/15/12                                            550,000          401,099

                                                                              FACE
                                                                             AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--(CONTINUED)
San Antonio, TX Electric & Gas Revenue Bonds,
   5.00%, 02/01/12                                                       $      450,000   $      502,929
San Antonio, TX Electric & Gas Revenue Bonds,
   5.25%, 02/01/11                                                              400,000          453,516
Southwest, TX Higher Educational Authority
   Revenue Bonds, 0.89%, 07/01/15(b)                                            600,000          600,000
Total Texas                                                                                    3,629,510
--------------------------------------------------------------------------------------------------------

UTAH--3.68%
Carbon County, UT Pollution Control
   Revenue Bonds, 0.88%, 11/01/24(b)                                            800,000          800,000

VIRGINIA--6.10%
Loudoun County, VA Industrial Development
   Authority Revenue Bonds, 0.85%, 02/15/38(b)                                  300,000          300,000
Virginia State Public School Authority
   Revenue Bonds, 5.25%, 02/01/12                                               900,000        1,026,477
Total Virginia                                                                                 1,326,477
--------------------------------------------------------------------------------------------------------

WISCONSIN--1.17%
Wisconsin State Clean Water Revenue Bonds,
   5.50%, 06/01/09                                                              225,000          257,213
Total Municipal Bonds (Cost $24,079,555)                                                      24,256,470

                                                                               SHARES
--------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--0.56%
JP Morgan Tax Free Money Market Fund
   (Cost $120,489)                                                              120,489          120,489
Total Investments--112.12%
   (Cost $24,200,044)(a)                                                                      24,376,959
Liabilities, in excess of cash and other assets--(12.12)%                                     (2,635,917)
Net Assets--100.00%                                                                       $   21,741,042

                 See accompanying notes to financial statements

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $24,200,044; and net unrealized appreciation consisted of:

                 Gross unrealized appreciation                     $  177,675
                 Gross unrealized depreciation                           (760)
                                                                   -----------
                   Net unrealized appreciation                     $  176,915
                                                                   ==========

(b) Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2003.

%   Represents a percentage of net assets.

                 See accompanying notes to financial statements

SMA RELATIONSHIP TRUST

STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003

                                                                            SERIES T         SERIES M
--------------------------------------------------------------------------------------------------------
ASSETS:

Unaffiliated investments in securities, at value
  (Cost $0 and $24,200,044)                                              $           --   $   24,376,959
Affiliated investments, at value
  (Cost $41,342,678 and $0)                                                  41,733,018               --
Cash                                                                            198,909               --
RECEIVABLES:

Interest                                                                             --          227,684
Fund shares sold                                                              3,661,369          410,030
Other assets                                                                         --              200
TOTAL ASSETS                                                                 45,593,296       25,014,873
LIABILITIES:

PAYABLES FOR:

Investment securities purchased                                               1,950,000        3,224,996
Fund shares redeemed                                                             23,505               --
Due to custodian bank                                                                --           48,835
TOTAL LIABILITIES                                                             1,973,505        3,273,831

NET ASSETS                                                               $   43,619,791   $   21,741,042
Shares outstanding                                                            4,323,441        2,141,890
Net asset value                                                          $        10.09   $        10.15
--------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:

Paid in Capital                                                          $   43,265,353   $   21,548,340
Accumulated undistributed
  net investment income                                                          44,546           12,448
Accumulated net realized
  gain (loss) from investment transactions                                      (80,448)           3,339
Net unrealized appreciation of investments                                      390,340          176,915
--------------------------------------------------------------------------------------------------------
Net assets                                                               $   43,619,791   $   21,741,042
--------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                           SERIES T*        SERIES M**
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                 $           --   $       67,076
Total Income                                                                         --           67,076
OPERATING EXPENSES:
Advisory fee                                                                     12,588            7,203
Expenses waived by advisor                                                      (12,588)          (7,203)
NET INVESTMENT INCOME                                                                --           67,076
Net realized gain on:
Investments                                                                       1,434            3,339
Change in net unrealized appreciation on:
Investments                                                                     390,340          176,915
Net realized and unrealized gain                                                391,774          180,254
Net increase in net assets resulting
  from operations                                                        $      391,774   $      247,330

 * For the period October 9, 2003 (commencement of operations) through December 31, 2003.
** For the period October 8, 2003 (commencement of operations) through December 31, 2003.

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE PERIOD ENDED
                                                                                DECEMBER 31, 2003
                                                                         -------------------------------
                                                                           SERIES T*        SERIES M**
--------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                    $           --   $       67,076
Net realized gain on investment transactions                                      1,434            3,339
Change in net unrealized appreciation of investments                            390,340          176,915
Net increase in net assets resulting from operations                            391,774          247,330
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                       (204,111)         (54,628)
CAPITAL SHARE TRANSACTIONS:
Shares sold                                                                  44,658,193       18,523,541
Shares redeemed                                                              (1,226,065)      (1,975,201)
Net increase in net assets resulting
  from capital share transactions                                            43,432,128       16,548,340
INCREASE IN NET ASSETS                                                       43,619,791       16,741,042
Net assets, beginning of period                                                      --        5,000,000+
Net assets, end of period                                                $   43,619,791   $   21,741,042
--------------------------------------------------------------------------------------------------------
Net assets include undistributed
  net investment income                                                  $       44,546   $       12,448
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE ACTIVITY:
Shares sold                                                                   4,445,260        2,337,779++
Shares redeemed                                                                (121,819)        (195,889)
Net increase in net assets resulting
  from capital share transactions                                             4,323,441        2,141,890
--------------------------------------------------------------------------------------------------------

 * For the period October 9, 2003 (commencement of operations) through December 31, 2003.
** For the period October 8, 2003 (commencement of operations) through December 31, 2003.
 + Reflects the value of the Advisor's initial seed money investment on October 9, 2003.
++ Series M sold 500,000 shares at a value of $5,000,000 to the Advisor upon seeding Series M.

                 See accompanying notes to financial statements

SMA RELATIONSHIP TRUST--SERIES T

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                FOR THE
                                                                              PERIOD ENDED
                                                                           DECEMBER 31, 2003*
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $    10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                 --
Net realized and unrealized gain on investment transactions                         0.15
Total income from investment operations                                             0.15
LESS DISTRIBUTIONS:
Distributions from net investment income                                           (0.06)
Net asset value, end of period                                                $    10.09
Total return+                                                                       1.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)                                           $   43,620
Ratio of expenses to average net assets:
Before expense reimbursement and waivers                                            0.25%**
After expense reimbursement and waivers                                             0.00%**
Ratio of net investment income to average net assets:
Before expense reimbursement and waivers                                           (0.25)%**
After expense reimbursement and waivers                                             0.00%**
Portfolio turnover rate                                                                1%
----------------------------------------------------------------------------------------

 * For the period October 9, 2003 (commencement of operations) through December 31, 2003.
 +  Total return is non-annualized.
**  Annualized

                 See accompanying notes to financial statements

SMA RELATIONSHIP TRUST--SERIES M

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                FOR THE
                                                                              PERIOD ENDED
                                                                           DECEMBER 31, 2003*
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $    10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                               0.05+
Net realized and unrealized gain on investment transactions                         0.13
Total income from investment operations                                             0.18
LESS DISTRIBUTIONS:
Distributions from net investment income                                           (0.03)
Net asset value, end of period                                                $    10.15
Total return**                                                                      1.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)                                           $   21,741
Ratio of expenses to average net assets:
Before expense reimbursement and waivers                                            0.25%***
After expense reimbursement and waivers                                             0.00%***
Ratio of net investment income to average net assets:
Before expense reimbursement and waivers                                            2.07%***
After expense reimbursement and waivers                                             2.32%***
Portfolio turnover rate                                                               85%
----------------------------------------------------------------------------------------

  * For the period October 8, 2003 (commencement of operations) through December 31, 2003.
 ** Total return is non-annualized.
*** Annualized
  + The net investment income per share data was determined by using average shares outstanding throughout the period.

                 See accompanying notes to financial statements

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

SMA Relationship Trust (the "Trust") is an open end, investment company registered under the Investment Company Act of 1940, as amended. The Trust has two separate investment portfolios available for investment, each having its own investment objectives and policies: Series T and Series M (the "Funds"). Series M investment objective is to seek total return, consisting of capital appreciation and current income exempt from federal income tax. Series M pursues its investment objective by investing primarily in municipal bonds. The investment objective of Series T is to maximize total return, consisting of income and capital appreciation by investing in affiliated investment companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

a) VALUATION OF INVESTMENTS--The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees (the "Board"). Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date basis. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis.

c) DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

d) CONCENTRATION OF RISK--The ability of the issuers of debt securities held by Series M to meet their obligations may be affected by economic and political developments particular to a specific state or region.

e) FEDERAL INCOME TAXES--The policy of each Fund is to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Accordingly, no provision for federal income taxes is required.

2. FEDERAL TAX STATUS

At December 31, 2003, the Funds did not have capital loss carryforwards for federal income tax purposes.

Post-October losses are deemed to arise on the first business day of a portfolio's next taxable year. For the year ended December 31, 2003, the following Funds incurred, and elected to defer, net capital losses of the following:

                                                                         NET CAPITAL LOSSES
-------------------------------------------------------------------------------------------
Series T                                                                      $   80,448
----------------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended December 31, 2003, were as follows:

                                                                       2003
                                          ------------------------------------------------------------------
                                          DISTRIBUTIONS PAID      DISTRIBUTIONS PAID
                                            FROM ORDINARY         FROM NET LONG-TERM     TOTAL DISTRIBUTIONS
FUND                                           INCOME               CAPITAL GAINS                PAID
------------------------------------------------------------------------------------------------------------
Series T                                   $       204,111        $           --         $       204,111
Series M                                            54,628*                   --                  54,628
--------------------------------------------------------------------------------------------------------

  * Tax Exempt

At December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

                                                                                           ACCUMULATED
                                            UNDISTRIBUTED           ACCUMULATED         CAPITAL AND OTHER
FUND                                       ORDINARY INCOME           EARNINGS                 LOSSES
---------------------------------------------------------------------------------------------------------
Series T                                   $        44,546        $            --        $            --
Series M                                            15,788                     --                     --
--------------------------------------------------------------------------------------------------------

Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the current fiscal year have been identified and appropriately reclassified. Reclassifications for the year ended December 31, 2003, were as follows:

                                             ACCUMULATED
                                            UNDISTRIBUTED        ACCUMULATED NET
FUND                                       ORDINARY INCOME        REALIZED LOSS          PAID IN CAPITAL
--------------------------------------------------------------------------------------------------------
Series T                                   $       248,657        $       (81,881)       $      (166,776)
--------------------------------------------------------------------------------------------------------

3. INVESTMENT ADVISORY FEES AND ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM" or "Advisor") under which UBS Global AM serves as investment advisor and administrator of the Funds. Pursuant to the Advisory Contract, the Funds will not pay a fee to UBS Global AM for investment advisory services provided by UBS Global AM. However, for financial reporting purposes only, the Funds' statements of operations will reflect an imputed unitary fee for investment advisory and administration services provided by UBS Global AM, currently estimated at 0.25% of average net assets per annum, of which all was waived.

UBS Global AM (not the Funds) pays the operating expenses of the Fund.

The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 95.67% of Series T's total net assets. Amounts relating to these investments at December 31, 2003 are summarized as follows:

                                                    SERIES T
                                 ----------------------------------------
                                                                               CHANGE
                                                                 NET           IN NET
                                                   SALES       REALIZED      UNREALIZED
AFFILIATES                        PURCHASES      PROCEEDS    APPRECIATION   APPRECIATION     VALUE
------------------------------------------------------------------------------------------------------
UBS Corporate
  Bond Relationship
  Fund                           $  16,052,239 $     107,200 $       1,101 $     211,467 $  16,157,607
UBS U.S. Securitized
  Mortgage
  Relationship Fund                 25,491,006        94,800           333       178,872    25,575,411
------------------------------------------------------------------------------------------------------

The Funds had not incurred brokerage commissions with affiliated broker dealers at December 31, 2003.

4. INVESTMENT TRANSACTIONS

Investment transactions at December 31,2003 excluding long-term U.S. government securities and short-term investments, were as follows:

                                                                                               SALES
FUND                                                                       PURCHASES         PROCEEDS
--------------------------------------------------------------------------------------------------------
Series T                                                                 $   41,543,245   $      202,000
Series M                                                                     34,015,115        9,529,929
--------------------------------------------------------------------------------------------------------

UBS SMA RELATIONSHIP TRUST

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of SMA Relationship Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SMA Relationship Trust (comprising of SMA Relationship Trust Series T and SMA Relationship Trust Series M) (collectively, the "Funds"), as of December 31, 2003, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the indicated periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMA Relationship Trust Series T and SMA Relationship Trust Series M at December 31, 2003, and the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP
                                                           ---------------------


New York, New York
February 20, 2004

UBS SMA RELATIONSHIP TRUST

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

You may obtain a description of the Funds' proxy voting policies and procedures, without charge, upon request by contacting the Funds' directly at 1-800-647-1568 or online on the Funds' web site www.ubs.com/ubsglobalam-proxy.

UBS SMA RELATIONSHIP TRUST

TRUSTEE INFORMATION (UNAUDITED)

BOARDS OF DIRECTORS OR TRUSTEES & OFFICERS

The Trust is a Delaware business trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The table below shows, for each Trustee, his or her name, address and age, the position held with the Trust, the length of time

NON-INTERESTED TRUSTEES

                                          TERM OF
                                         OFFICE AND
                            POSITION(S)   LENGTH OF
     NAME, ADDRESS,          HELD WITH      TIME            PRINCIPAL OCCUPATION(S)
       AND AGE                TRUST       SERVED(1)           DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------
Walter E. Auch; 82          Trustee      Since 2002     Mr. Auch is retired (since 1986).
6001 N. 62nd Place
Paradise Valley, AZ 85253

Frank K. Reilly; 68         Chairman     Since 2002     Mr. Reilly is a Professor at the
College of Business         and                         University of Notre Dame since 1982.
Administration              Trustee                     Mr. Reilly was a Director of Battery
University of Notre Dame                                Park Funds Inc. (1995-2001).
Notre Dame, IN 46556-0399

Edward M. Roob; 69          Trustee      Since 2002     Mr. Roob is retired (since 1993).
841 Woodbine Lane                                       Mr. Roob was a Committee Member of
Northbrook, IL 60002                                    the Chicago Stock Exchange from
                                                        1993-1999.

served as a Trustee of the Trust, the Trustee's principal occupations during the last five years, the number of funds in the UBS Family of Funds overseen by the Trustee, and other directorships held by such Trustee. The Funds' Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request, by calling 1-800-647-1568.

             NUMBER OF
     PORTFOLIOS IN FUND COMPLEX                                  OTHER DIRECTORSHIPS
        OVERSEEN BY TRUSTEE                                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------
Mr. Auch is a trustee of four investment              Mr. Auch is a Trustee of Advisors Series
companies (consisting of 43 portfolios) for           Trust (16 portfolios); Smith Barney Fund
which UBS Global Asset Management (US) Inc.           Complex (27 portfolios); Nicholas
("UBS Global AM"), UBS Global AM                      Applegate Institutional Funds (19
(Americas) or one of their affiliates serves as       portfolios) and Banyan Strategic Realty
investment advisor, sub-advisor or manager.           Trust. He is also a Director of Express
                                                      America Holdings Corp. and Semele
                                                      Group Inc.

Mr. Reilly is a director or trustee of five           Mr. Reilly is a Director of Discover Bank;
investment companies (consisting of                   Morgan Stanley Trust, FSB; and NIBCO, Inc.
44 portfolios) for which UBS Global AM,
UBS Global AM (Americas) or one of their
affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Roob is a director or trustee of five             Mr. Roob is a Trustee of the CCM Fund
investment companies (consisting of                   Complex (9 portfolios).
44 portfolios) for which UBS Global AM,
UBS Global AM (Americas) or one of their
affiliates serves as investment advisor,
sub-advisor or manager.

INTERESTED TRUSTEE

                                          TERM OF
                                         OFFICE AND
                            POSITION(S)   LENGTH OF
     NAME, ADDRESS,          HELD WITH      TIME             PRINCIPAL OCCUPATION(S)
       AND AGE                TRUST       SERVED(1)            DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------
Brian M. Storms**+; 49      Trustee      Since 2002   Mr. Storms is chief executive officer
                                                      of UBS Global Asset Management --
                                                      Americas region (since July 2002).
                                                      Mr. Storms was chief executive
                                                      officer, president and/or chief
                                                      operating officer of UBS Global AM
                                                      and certain affiliated asset
                                                      management companies from 1999
                                                      to July 2002. He was president of
                                                      Prudential Investments (1996-1999).

             NUMBER OF
     PORTFOLIOS IN FUND COMPLEX                                  OTHER DIRECTORSHIPS
         OVERSEEN BY TRUSTEE                                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Mr. Storms is a director or trustee of 21                None
investment companies (consisting of 80
portfolios) and serves as chairman of the
board of 17 of those investment companies
(consisting of 37 portfolios) for which UBS
Global AM, UBS Global AM (Americas) or one
of its affiliates serves as investment advisor,
sub-advisor or manager.

OFFICERS

                                            TERM OF
                                          OFFICE+ AND
                            POSITION(S)     LENGTH OF
     NAME, ADDRESS,          HELD WITH        TIME          PRINCIPAL OCCUPATION(S)
       AND AGE               THE FUND       SERVED(1)         DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------
Joseph A. Varnas**;         President      Since 2002    Mr. Varnas is a managing director
36                                                       (since March 2003), chief technology
                                                         officer (since March 2001) and head of
                                                         product, technology and operations of
                                                         UBS Global AM (since November 2002).
                                                         From 2000 to 2001, he was manager of
                                                         product development in Investment
                                                         Consulting Services at UBS Financial
                                                         Services Inc. Mr. Varnas was a senior
                                                         analyst in the Global Securities
                                                         Research and Economics Group at
                                                         Merrill Lynch from 1995 to 1999.
                                                         Mr. Varnas is president of 21
                                                         investment companies (consisting of 79
                                                         portfolios) for which UBS Global AM,
                                                         UBS Global AM (Americas) or one of
                                                         their affiliates serves as investment
                                                         advisor, sub-advisor or manager.

Amy R. Doberman**;          Vice President Since 2002    Ms. Doberman is a managing director
41                          and Assistant                and general counsel of UBS Global AM.
                            Secretary                    From December 1997 through July 2000,
                                                         she was general counsel of Aeltus
                                                         Investment Management, Inc..
                                                         Ms. Doberman is vice president and
                                                         assistant secretary of five investment
                                                         companies (consisting of 44 portfolios)
                                                         and vice president and secretary of 17
                                                         investment companies (consisting of 37
                                                         portfolios) for which UBS Global AM
                                                         or one of its affiliates serves as
                                                         investment advisor, sub-advisor or
                                                         manager.

                                            TERM OF
                                          OFFICE+ AND
                            POSITION(S)     LENGTH OF
     NAME, ADDRESS,          HELD WITH        TIME          PRINCIPAL OCCUPATION(S)
       AND AGE               THE FUND       SERVED(1)         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------
David M.                    Vice President Since 2002    Mr. Goldenberg is an executive director
Goldenberg**; 37            and Secretary                and deputy general counsel of UBS
                                                         Global AM. From 2000 to 2002 he was
                                                         director, legal affairs at Lazard
                                                         Asset Management. Prior to Lazard
                                                         Asset Management, Mr. Goldenberg
                                                         served in various capacities, including
                                                         as global director of Compliance, at SSB
                                                         Citi Asset Management Group from 1996
                                                         to 2000. Mr. Goldenberg is a vice
                                                         president and secretary of five
                                                         investment companies (consisting of 44
                                                         portfolios) and a vice president and
                                                         assistant secretary of 17 investment
                                                         companies (consisting of 37 portfolios)
                                                         for which UBS Global AM, UBS Global AM
                                                         (Americas) or one of their affiliates
                                                         serves as investment advisor, sub-advisor
                                                         or manager.

W. Douglas Beck**; 36       Vice President Since 2003    Mr. Beck is an executive director and
                                                         head of mutual fund product management
                                                         of UBS Global AM (since 2002). From
                                                         March 1998 to November 2002, he held
                                                         various positions at Merrill Lynch, the
                                                         most recent being first vice president
                                                         and co-manager of the managed solutions
                                                         group. Mr. Beck is vice president of 20
                                                         investment companies (consisting of 78
                                                         portfolios) for which UBS Global AM, UBS
                                                         Global AM (Americas) or one of their
                                                         affiliates serves as investment advisor,
                                                         sub-advisor or manager.

                                            TERM OF
                                          OFFICE+ AND
                            POSITION(S)     LENGTH OF
     NAME, ADDRESS,          HELD WITH        TIME              PRINCIPAL OCCUPATION(S)
       AND AGE               THE FUND       SERVED(1)             DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------
Paul H. Schubert**;         Treasurer and  Since 2002    Mr. Schubert is an executive director
41                          Principal                    and head of the mutual fund finance
                            Accounting                   department of UBS Global AM. Mr. Schubert
                            Officer                      is treasurer and principal accounting
                                                         officer of three investment companies
                                                         (consisting of 41 portfolios), a vice
                                                         president and treasurer of 18 investment
                                                         companies (consisting of 38 portfolios),
                                                         and treasurer and chief financial officer
                                                         of one investment company (consisting of
                                                         two portfolios) for which UBS Global AM,
                                                         UBS Global AM (Americas) or one of their
                                                         affiliates serves as investment advisor,
                                                         sub-advisor or manager.

Joseph T. Malone**;         Assistant      Since 2001    Mr. Malone is a director and a
36                          Treasurer                    senior manager of the mutual fund finance
                                                         department of UBS Global AM. From August
                                                         2000 through June 2001, he was the
                                                         controller at AEA Investors Inc. From
                                                         March 1998 to August 2000, Mr. Malone was
                                                         a manager within investment management
                                                         services of PricewaterhouseCoopers LLC.
                                                         Mr. Malone is an assistant treasurer of
                                                         four investment companies (consisting of
                                                         43 portfolios) for which UBS Global AM,
                                                         UBS Global AM (Americas) or one of their
                                                         affiliates serves as investment advisor,
                                                         sub-advisor or manager.

Rita Rubin**;               Assistant      Since 2002    Ms. Rubin is a director and associate
33                          Secretary                    general counsel of UBS Global AM. Prior
                                                         to 2001, she was an attorney with the law
                                                         firm of Kirkpatrick & Lockhart LLP. Ms.
                                                         Rubin is an assistant secretary of four
                                                         investment companies (consisting of 42
                                                         portfolios) for which UBS Global AM, UBS
                                                         Global AM (Americas) or one of their
                                                         affiliates serves as investment advisor,
                                                         sub-advisor or manager

                                            TERM OF
                                          OFFICE+ AND
                            POSITION(S)     LENGTH OF
     NAME, ADDRESS,          HELD WITH        TIME              PRINCIPAL OCCUPATION(S)
       AND AGE               THE FUND       SERVED(1)             DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------
Mark F. Kemper*,            Assistant      Since 2002    Mr. Kemper is an executive director
45                          Secretary                    and deputy general counsel of UBS Global
                                                         AM (Americas) since 2001. He was Director
                                                         of UBS Global AM (Americas) 1997-2000;
                                                         Secretary of UBS Global AM (Americas)
                                                         since 1999; Assistant Secretary of UBS
                                                         Global AM (Americas) 1993-1999; Assistant
                                                         Secretary of UBS Global Asset Management
                                                         Trust Company since 1993. Mr. Kemper is
                                                         Secretary of UBS Global Asset Management
                                                         (New York) since 1998 and Assistant
                                                         Secretary, Brinson Holdings, Inc.
                                                         1993-1998. Mr. Kemper is an Assistant
                                                         Secretary of UBS Supplementary Trust and
                                                         of three investment companies (consisting
                                                         of 41 portfolios) for which UBS Global
                                                         AM, UBS Global AM (Americas) or one of
                                                         their affiliates serves as investment
                                                         advisor, sub-advisor or manager.

(1)  Each Trustee holds office for an indefinite term.
  * This person's business address is UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.
 ** This person's business address is UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, NY 10019-6114.
  + Mr. Storms is an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940 (as amended), by virtue of his positions with the advisor, UBS Global AM and/or UBF Financial Services Inc.

                  (This page has been left blank intentionally)

[UBS LOGO]                                                          Presorted
                                                                     Standard
                                                                    US Postage
  UBS GLOBAL ASSET MANAGEMENT (US) INC.                                PAID
  51 West 52nd Street                                              Smithtown, NY
  New York, New York 10019                                          Permit 700

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR : Frank K. Reilly. Mr. Reilly is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

From the inception of Series M on October 8, 2003 and Series T on October 9, 2003, each a series of the registrant (the "Funds"), through the fiscal period ended December 31, 2003, Ernst & Young LLP (E&Y) billed aggregate audit fees in the amount of $46,000 for professional services rendered for the audit of the financial statements of the Funds, or services that are normally provided in connection with statutory and regulatory filings or engagements for the period ended, for the Funds.

FUND                            2003          2002
----                            ----          ----
SMA Relationship Funds        $  46,000       N/A

Fees included in the Audit Fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings or engagements for the period ended (e.g., reviews of portions of Form N-SAR filings) and registration statement consents.

(b) Audit-Related Fees.

From the inception of the Funds through December 31, 2003, the aggregate audit-related fees billed by E&Y for services rendered for assurance and related services to the funds that are reasonably related to the performance of the semi-annual review of the funds' financial statements and the review of Form N-SAR regulatory filing, but not reported as Audit Fees, are shown in the table below.

FUND                                2003
----                                ----
SMA Relationship Funds              $  0

Fees included in the Audit-Related category would consist of those associated with reading and providing comments on the semi-annual financial statements and regulatory filing Form N-SAR.

There were no audit-related fees required to be approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X during the periods indicated above.

(c) Tax Fees.

From the inception of the Funds through December 31, 2003, the aggregate tax fees billed by E&Y for professional services rendered for reviewing tax returns is shown in the table below.

FUND                                2003
----                                ----
SMA Relationship Funds              $  0

Fees included in the Tax Fees category would consist of all services performed by professional staff in the independent accountant's tax division except those services related to audits. This category comprises fees for review of tax returns.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the periods indicated above.

(d) All Other Fees.

From the inception of the Funds through December 31, 2003, the aggregate other fees billed by E&Y for products and services, other than the services reported in Item 4(a) -(c) above, rendered to the fund is shown in the table below.

FUND                                2003
----                                ----
SMA Relationship Funds              $  0

Fees included in the All Other Fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

There were no other fees required to be approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X during the periods indicated above.

(e) (1)  Audit Committee Pre-Approval Policies and Procedures:

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the auditors relating to any series of the registrant's operations or financial reporting. Prior to the commencement of any audit or non-audit services, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted a charter that, among other things, provides a framework for the Audit Committee's consideration of non-audit services by the registrant's auditors. The charter requires pre-approval of any non-audit services to be provided by the auditors to a series of the registrant when, without such pre-approval, the auditors would not be independent of the registrant under the applicable federal securities laws, rules or auditing standards. The charter also requires pre-approval of all non-audit services to be provided by the registrant's auditors to the registrant's investment adviser or any entity that it controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant when, without such pre-approval, the auditors would not be independent of the registrant under applicable federal securities laws, rules or auditing standards.

All non-audit services must be approved in advance of provision of the service either: (i) by resolution of the Audit Committee; (ii) by oral or written approval of the Chairman of the Audit Committee and one other Audit Committee member; or (iii) if the Chairman is unavailable, by oral or written approval of two other members of the Audit Committee.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception from the inception of the Funds through December 31, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception from the inception of the Funds through December 31, 2003 on behalf of entities controlling, controller by, or under common control, providing ongoing services that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception from the inception of the Funds through December 31, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception from the inception of the Funds through December 31, 2003 on behalf of entities controlling, controller by, or under common control, providing ongoing services that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception from the inception of the Funds through December 31, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception from the inception of the Funds through December 31, 2003 on behalf of entities controlling, controller by, or under common control, providing ongoing services that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(f) According to E&Y from the inception of the Funds through December 31, 2003, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y is as follows:

FUND                                2003
----                                ----
SMA Relationship Funds               0%

(g) From the inception of the Funds through December 31, 2003, the aggregate fees billed by E&Y of $1,589,591 for non-audit services rendered on behalf of the registrant ("Covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("Non-Covered Services") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                    2003
                                    ----
Covered Services               $          0

Non-Covered Services           $  1,589,591

(h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:     /s/ Joseph A. Varnas
        --------------------
        Joseph A. Varnas
        President

Date:   March 9, 2004
        -------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Joseph A. Varnas
        --------------------
        Joseph A. Varnas
        President

Date:   March 9, 2004
        -------------

By:     /s/ Paul H. Schubert
        --------------------
        Paul H. Schubert
        Treasurer

Date:   March 9, 2004
        -------------